[EATON VANCE LOGO] Investing
                   for the
                   21st
                   Century-Registered Trademark-            [PICTURE OF STOCKS]


    Semiannual Report July 31, 1999

[PICTURE OF PAUL REVERE]      EATON VANCE
                               HIGH YIELD
                               MUNICIPALS
                                  FUND


                 Global Management-Global Distribution


          [PICTURE OF THE CITY]

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 1999
-------------------------------------------------------------------------------
I N V E S T M E N T    U P D A T E
-------------------------------------------------------------------------------

[PHOTO]                INVESTMENT ENVIRONMENT

                       THE ECONOMY

THOMAS M. METZOLD      o The nation's gross domestic product increased by 4.6%
PORTFOLIO MANAGER      in the first quarter of 1999 before growing a more
                       moderate 1.8% in the second quarter, according to adjusted figures. Weaker demand from Asia was offset by continuing gains in productivity and strong consumer activity at home.

o At its Open Market Committee meeting in June, the Federal Reserve raised the target rate for its Federal Funds rate - a key barometer of short-term interest rates - by 25 basis points (.25%). The Fed raised the Fed Funds rate another 25 basis points at its August meeting. These moves indicate that the Fed remains intent on keeping inflation from gathering steam.

o Unlike 1998, supply and demand have been more in balance in 1999. Not surprisingly, with their unusually high yields relative to taxable yields, municipal bonds outperformed Treasuries in the first half of the year.

THE FUND
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

o Management maintained a bullish posture at July 31, 1999. The Portfolio found promising opportunities among multi-family housing bonds, which were attractive on a relative-value basis. The assisted living sector also played a major role, providing excellent yields and total return potential.

o The Portfolio's industrial development bond holdings benefited from a strong economy. Management continued to search for undervalued opportunities in the wake of rising interest rates.

o The Portfolio remained very selective with respect to its hospital investments. Lower Medicare reimbursements and increasing pressure to reduce costs have dramatically altered the hospital and health care landscape.

  PERFORMANCE FOR THE PAST SIX MONTHS

o During the six months ended July 31, 1999, the Fund's Class A shares had a total return of -1.7%.(1) This return resulted from a decline in net asset value (NAV) to $10.87 per share on July 31, 1999 from $11.38 on January 31, 1999, and the reinvestment of $0.320 in tax-free income.(2) Based on the Fund's most recent dividend, and a net asset value of $10.87 per share, the Fund's distribution rate on July 31, 1999 was 5.93%.(3)

o The Fund's Class B shares had a total return of -2.1% during the same period,(1) the result of a decline in NAV to $10.82 per share from $11.33 per share, and the reinvestment of $0.275 in tax-free income.(2) Based on the Fund's most recent dividend, and a net asset value of $10.82, the Fund's distribution rate on July 31, 1999 was 5.13%.(3)

o The Fund's Class C shares had a total return of -2.1% during the same period,(1) the result of a decline in NAV to $10.02 per share from $10.49 per share, and the reinvestment of $0.250 in tax-free income.(2) Based on the Fund's most recent dividend, and a net asset value of $10.02, the Fund's distribution rate on July 31, 1999 was 5.04%.(3)

o The SEC 30-day yields at July 31, 1999 were 5.77%, 5.29% and 5.22% for Class A, B, and C shares, respectively.(4)

   Rating Distribution(5)
   -------------------------------------------
   By total investments

   [PIE CHART]
   -------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 1999

Performance(6)          Class A Class B Class C
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                  0.4%   -0.4%   -0.5%
Life of Fund+             8.7     7.7     5.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------
One Year                 -4.4%   -5.1%   -1.5%
Life of Fund+             7.3     7.1     5.3

+Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

Fund Overview(5)
---------------------------------------
Number of Issues                    153
Average Maturity              24.7 Yrs.
Effective Maturity             7.0 Yrs.
Average Rating                      BBB
Average Call                   9.7 Yrs.
Average Dollar Price             $97.28

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for the Fund's Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Ratings Distribution and Fund Overview are subject to change. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C includes 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999
Assets
---------------------------------------------------------------------------
Investment in High Yield Municipals Portfolio,
   at value (identified cost $407,036,716)                    $ 407,418,622
Receivable for Fund shares sold                                     586,659
Deferred organization expenses                                       37,763
---------------------------------------------------------------------------
TOTAL ASSETS                                                  $ 408,043,044
---------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------
Dividends payable                                             $     926,613
Payable for Fund shares redeemed                                    699,524
Other accrued expenses                                              168,103
---------------------------------------------------------------------------
TOTAL LIABILITIES                                             $   1,794,240
---------------------------------------------------------------------------
NET ASSETS                                                    $ 406,248,804
---------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------
Paid-in capital                                               $ 407,665,879
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                   (930,556)
Accumulated distributions in excess of net investment income       (868,425)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                    381,906
---------------------------------------------------------------------------
TOTAL                                                         $ 406,248,804
---------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------
NET ASSETS                                                    $ 137,880,689
SHARES OUTSTANDING                                               12,687,357
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                            $       10.87
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $10.87)                           $       11.41
---------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------
NET ASSETS                                                    $ 242,005,173
SHARES OUTSTANDING                                               22,374,368
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                            $       10.82
---------------------------------------------------------------------------
Class C Shares
---------------------------------------------------------------------------
NET ASSETS                                                    $  26,362,942
SHARES OUTSTANDING                                                2,630,796
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                            $       10.02
---------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 1999
Investment Income
---------------------------------------------------------------------------
Interest allocated from Portfolio                             $  13,596,355
Expenses allocated from Portfolio                                (1,324,836)
---------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                          $  12,271,519
---------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------
Trustees fees and expenses                                    $       2,480
Distribution and service fees
Class A                                                             115,329
Class B                                                           1,113,201
Class C                                                             130,867
Transfer and dividend disbursing agent fees                         204,705
Registration fees                                                    65,895
Printing and postage                                                 19,043
Legal and accounting services                                        17,727
Custodian fee                                                        15,059
Amortization of organization expenses                                14,744
Miscellaneous                                                        14,952
---------------------------------------------------------------------------
TOTAL EXPENSES                                                $   1,714,002
---------------------------------------------------------------------------

NET INVESTMENT INCOME                                         $  10,557,517
---------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)            $     794,545
   Financial futures contracts                                      (59,808)
---------------------------------------------------------------------------
NET REALIZED GAIN                                             $     734,737
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                $ (19,530,402)
---------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $ (19,530,402)
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                              $ (18,795,665)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (8,238,148)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JULY 31, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         JANUARY 31, 1999
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $   10,557,517      $   17,869,800
   Net realized gain                                734,737           2,026,308
   Net change in unrealized
      appreciation (depreciation)               (19,530,402)         (7,604,686)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (8,238,148)     $   12,291,422
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $   (3,912,334)     $   (6,551,562)
      Class B                                    (5,939,757)        (10,527,829)
      Class C                                      (639,653)           (790,409)
   In excess of net investment income
      Class A                                            --            (143,542)
      Class B                                            --            (422,357)
      Class C                                            --             (32,682)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $  (10,491,744)     $  (18,468,381)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                $   27,025,415      $   48,904,668
      Class B                                    33,070,621          70,941,243
      Class C                                     8,359,434          18,783,566
   Issued in reorganization of EV
      Traditional and EV Classic High
      Yield Municipals Funds
      Class A                                            --         103,128,404
      Class C                                            --           9,447,074
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     1,713,127           2,724,257
      Class B                                     2,127,547           3,952,176
      Class C                                       421,145             495,975
   Cost of shares redeemed
      Class A                                   (12,828,361)        (24,448,279)
      Class B                                   (19,564,883)        (25,227,540)
      Class C                                    (5,765,161)         (3,811,012)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $   34,558,884      $  204,890,532
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   15,828,992      $  198,713,573
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $  390,419,812      $  191,706,239
-------------------------------------------------------------------------------
AT END OF PERIOD                             $  406,248,804      $  390,419,812
-------------------------------------------------------------------------------

Accumulated
distributions in excess of                SIX MONTHS ENDED
net investment income                     JULY 31, 1999       YEAR ENDED
included in net assets                    (UNAUDITED)         JANUARY 31, 1999
-------------------------------------------------------------------------------
At end of period                             $     (868,425)     $     (934,198)
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                    YEAR ENDED JANUARY 31,
                               SIX MONTHS ENDED              --------------------------------------------------------------------
                               JULY 31, 1999
                               (UNAUDITED)                               1999(1)                   1998        1997      1996(2)
                         --------------------------------    --------------------------------    --------    --------    --------
                         CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS C     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $11.380     $11.330     $10.490     $11.570     $11.520     $10.680     $10.620     $10.650     $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.323     $ 0.279     $ 0.255     $ 0.647     $ 0.554     $ 0.506     $ 0.594     $ 0.626     $ 0.299
Net realized and
   unrealized gain
   (loss)                 (0.513)     (0.514)     (0.475)     (0.176)     (0.167)     (0.169)      0.916      (0.026)      0.657
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $(0.190)    $(0.235)    $(0.220)    $ 0.471     $ 0.387     $ 0.337     $ 1.510     $ 0.600     $ 0.956
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.320)    $(0.275)    $(0.250)    $(0.647)    $(0.554)    $(0.506)    $(0.594)    $(0.626)    $(0.299)
In excess of net
   investment income          --          --          --      (0.014)     (0.023)     (0.021)     (0.016)     (0.003)     (0.007)
From net realized gain        --          --          --          --          --          --          --      (0.001)         --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.320)    $(0.275)    $(0.250)    $(0.661)    $(0.577)    $(0.527)    $(0.610)    $(0.630)    $(0.306)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $10.870     $10.820     $10.020     $11.380     $11.330     $10.490     $11.520     $10.620     $10.650
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)            (1.70)%     (2.11)%     (2.13)%      4.16%       3.44%       3.22%      14.67%       5.90%       9.40%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $137,881    $242,005    $26,363     $128,347    $237,497    $24,576     $191,706    $123,024    $43,520
Ratios (As a
   percentage of
   average daily net
   assets):
   Net expenses(4)          1.01%(5)    1.77%(5)    1.84%(5)    0.95%       1.72%       1.79%       1.76%       1.36%       0.88%(5)
   Net expenses after
      custodian fee
      reduction(4)          1.00%(5)    1.76%(5)    1.83%(5)    0.94%       1.71%       1.78%       1.74%       1.32%       0.88%(5)
   Net investment
      income                5.75%(5)    4.99%(5)    4.92%(5)    5.60%       4.83%       4.73%       5.36%       5.91%       5.86%(5)
---------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a
   percentage of
   average daily net
   assets):
   Expenses(4)                                                                                                  1.73%       1.77%(5)
   Expenses after
      custodian fee
      reduction(4)                                                                                              1.69%       1.77%(5)
   Net investment
      income                                                                                                    5.54%       4.97%(5)
Net investment income
   per share                                                                                                 $ 0.587     $ 0.254
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, August 7, 1995, to January 31, 1996.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,420,815, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see
   Note 8) and may be subject to certain limitations. Such capital loss carryover will expire January 31, 2006. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates

 G Other -- Investment transactions are accounted for on a trade date basis.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                            2,403,845          4,249,799
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                       153,991            236,663
Redemptions                                     (1,148,587)        (2,125,063)
Issued to EV Traditional High Yield
 Municipals Fund shareholders                           --          8,916,709
-----------------------------------------------------------------------------
NET INCREASE                                     1,409,249         11,278,108
-----------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                            2,976,034          6,184,460
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                       191,323            344,632
Redemptions                                     (1,762,740)        (2,202,194)
-----------------------------------------------------------------------------
NET INCREASE                                     1,404,617          4,326,898
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                              808,968          1,770,160
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        40,926             46,821
Redemptions                                       (560,822)          (360,167)
Issued to EV Classic High Yield
 Municipals Fund shareholders                           --            884,910
-----------------------------------------------------------------------------
NET INCREASE                                       289,072          2,341,724
-----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $25,733 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 1999.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $898,741 and $98,150 for Class B and Class C shares, respectively, to EVD for the six months ended July 31, 1999, representing 0.75% (annualized) and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At July 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $9,696,000 and $1,975,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 1999 amounted to $115,329, $214,460, and $32,717 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $370,000 and $10,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 1999 aggregated $68,977,712 and $45,800,289, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On February 1, 1998, EV Marathon High Yield Municipals Fund acquired the net assets of the EV Traditional High Yield Municipals Fund and EV Classic High Yield Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon High Yield Municipals Fund, at the closing, issued 8,916,709 Class A shares and 884,910 Class C shares of the Fund having an aggregate value of $103,128,404 and $9,447,074, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional High Yield Municipals Fund and EV Classic High Yield Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional High Yield Municipals Fund's and EV Classic High Yield Municipals Fund's net assets at February 1, 1998 were $103,128,404 and $9,447,074, respectively, including $9,165,643 and $297,279 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance High Yield Municipals Fund (formerly "EV Marathon High Yield Municipals Fund") were $304,281,717 with a net asset value of $11.57, $11.52 and $10.68 for Class A, Class B and Class C shares, respectively.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Assisted Living -- 4.7%
--------------------------------------------------------------------------
Arizona HFA, (Care Institute,
Inc.-Mesa), 7.625%, 1/1/26                     $ 2,500       $   2,540,650
Chester, PA, IDA, (Senior Life-Choice of
Kimberton), (AMT), 8.50%, 9/1/25                 1,000           1,113,550
Chester, PA, IDA, (Senior Life-Choice of
Paoli L.P.), 8.05%, 1/1/24                       2,000           2,180,460
Delaware, PA, IDA, (Glen Riddle), (AMT),
8.625%, 9/1/25                                   1,600           1,791,568
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/13                             1,000             300,240
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/13                             1,000             287,070
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/14                             1,000             274,490
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/14                             1,000             262,450
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/15                             1,000             251,320
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/15                             1,000             240,310
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/16                             1,000             229,790
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/16                             1,000             219,730
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/17                             1,000             209,750
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/17                             1,000             200,560
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/18                             1,000             191,760
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/18                             1,000             183,360
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/19                             1,000             175,320
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/19                             1,000             167,630
Illinois Development Finance Authority,
(Care Institute, Inc.), 7.80%, 6/1/25            3,740           4,004,755
New Jersey EDA, (Chelsea at East
Brunswick), (AMT), 8.25%, 10/1/20                3,500           3,790,710
--------------------------------------------------------------------------
                                                             $  18,615,473
--------------------------------------------------------------------------
Cogeneration -- 5.0%
--------------------------------------------------------------------------
Maryland Energy Cogeneration, (AES
Warrior Run), (AMT), 7.40%, 9/1/19             $ 7,000       $   7,487,060
                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Cogeneration (continued)
--------------------------------------------------------------------------
Palm Beach County, FL, (Okeelanta
Power), (AMT), 6.85%, 2/15/21(1)               $ 3,500       $   2,362,500
Palm Beach County, FL, (Osceola Power),
(AMT), 6.95%, 1/1/22(1)                          4,000           2,660,000
Pennsylvania EDA, (Northampton
Generating), (AMT), 6.60%, 1/1/19                3,500           3,660,475
Pennsylvania EDA, (Northampton
Generating), Junior Liens, (AMT),
6.875%, 1/1/11                                   1,000           1,032,410
Robbins, Cook County, IL, (Robbins
Resource Recovery Partners, L.P.),
8.375%, 10/15/10                                 1,500             810,000
Robbins, IL, Resource Recovery, (AMT),
8.375%, 10/15/16                                 3,500           1,890,000
--------------------------------------------------------------------------
                                                             $  19,902,445
--------------------------------------------------------------------------
Education -- 0.5%
--------------------------------------------------------------------------
New Hampshire HEFA, (Colby-Sawyer
College), 7.50%, 6/1/26                        $ 2,000       $   2,158,280
--------------------------------------------------------------------------
                                                             $   2,158,280
--------------------------------------------------------------------------
Electric Utilities -- 5.1%
--------------------------------------------------------------------------
Apache County, AZ, IDA, (Tuscon Electric
Power Co.), 5.85%, 3/1/28                      $ 4,000       $   3,790,360
Connecticut State Development Authority,
(Connecticut Light and Power), 5.85%,
9/1/28                                           2,500           2,421,825
Connecticut State Development Authority,
(Western Massachusetts Electric Co.),
5.85%, 9/1/28                                    5,000           4,805,500
Eugene, OR, (Trojan Nuclear Power),
5.90%, 9/1/09                                    1,000           1,022,000
Intermountain Power Agency, UT,
Variable Rate, 7/1/11(2)                         3,500           3,635,625
Long Island, NY, Power Authority,
(RITES), Variable Rate, 12/1/29(2)               5,000           4,804,000
--------------------------------------------------------------------------
                                                             $  20,479,310
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
--------------------------------------------------------------------------
Colorado HFA, (Liberty Heights),
Escrowed to Maturity, 0.00%, 7/15/24           $14,115       $   3,049,122
Colorado HFA, (Liberty Heights),
Escrowed to Maturity, 0.00%, 7/15/22            12,195           2,978,507
Dawson Ridge, CO, Metropolitan District
#1, Escrowed to Maturity, 0.00%, 10/1/22        10,000           2,208,900
Dawson Ridge, CO, Metropolitan District
#1, Escrowed to Maturity, 0.00%, 10/1/22         3,500             773,115

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------
Illinois Development Finance Authority,
(Regency Park), Escrowed to Maturity,
0.00%, 7/15/25                                 $ 3,295       $     611,453
Maricopa County, AZ, IDA, (Place Five
and The Greenery), Escrowed to Maturity,
6.625%, 1/1/27                                   2,500           2,870,375
Maricopa County, AZ, IDA, (Place Five
and The Greenery), Escrowed to Maturity,
8.625%, 1/1/27                                   1,725           2,212,606
San Bernadino, CA, (San Bernadino
Community Hospital), Prerefunded to
12/1/99, 7.875%, 12/1/08                         1,000           1,034,680
San Bernadino, CA, (San Bernadino
Community Hospital), Prerefunded to
12/1/99, 7.875%, 12/1/19                         1,325           1,370,951
San Joaquin Hills Transportation
Corridor Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/25             10,000           2,461,200
San Joaquin Hills Transportation
Corridor Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/26             10,000           2,318,400
--------------------------------------------------------------------------
                                                             $  21,889,309
--------------------------------------------------------------------------
Gas Utilities -- 0.5%
--------------------------------------------------------------------------
Southern California Public Power
Authority, Variable Rate, 7/1/12(2)            $ 2,000       $   2,212,500
--------------------------------------------------------------------------
                                                             $   2,212,500
--------------------------------------------------------------------------
General Obligations -- 0.6%
--------------------------------------------------------------------------
Bell Mountain Ranch, CO, (Metropolitan
District), 6.625%, 11/15/25                    $ 2,455       $   2,374,992
--------------------------------------------------------------------------
                                                             $   2,374,992
--------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.9%
--------------------------------------------------------------------------
Osceola County, FL, IDA, Community
Pooled Loan-93, 7.75%, 7/1/17                  $ 3,500       $   3,713,430
--------------------------------------------------------------------------
                                                             $   3,713,430
--------------------------------------------------------------------------
Hospital -- 11.6%
--------------------------------------------------------------------------
California Health Facilities Authority,
Residual Certificates, Variable Rate,
8/15/28(2)(3)                                  $ 5,000       $   4,733,400
Chautauqua County, NY, IDA, (Women's
Christian Association), 6.40%, 11/15/29          2,250           2,154,510
Colorado HFA, (Rocky Mountain Adventist
Healthcare), 6.625%, 2/1/22                     10,000           9,639,499

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------
Forsyth County, GA, Hospital Authority
Revenue, (Georgia Baptist Health Care
System), 6.25%, 10/1/18                        $ 3,685       $   3,514,679
Forsyth County, GA, Hospital Authority
Revenue, (Georgia Baptist Health Care
System), 6.375%, 10/1/28                         3,700           3,510,153
Hidalgo County, TX, (Health Services
Corp., Mission Hospital, Inc.), 6.875%,
8/15/26                                          2,500           2,670,625
Illinois Health Facilities Authority,
(Proctor Community Hospital), 7.375%,
1/1/23                                           2,500           2,608,250
Louisiana Public Facilities Authority,
(General Health Systems), 6.80%, 11/1/16         2,915           3,139,047
Michigan State Hospital Finance
Authority, (Member Healthcare Center),
5.875%, 11/15/21                                   500             497,185
Monroeville, PA, Hospital Authority,
(Forbes Health System), 5.75%, 10/1/05             400             390,000
Monroeville, PA, Hospital Authority,
(Forbes Health System), 6.25%, 10/1/15           1,000             990,000
New Hampshire HEFA, (Littleton Hospital
Assn.), 6.00%, 5/1/28                            2,000           1,905,260
Philadelphia, PA, HEFA, (Graduate Health
System), 6.625%, 7/1/21(1)                       2,205             837,900
Philadelphia, PA, HEFA, (Graduate Health
System), 7.00%, 7/1/05(1)                        3,170           1,204,600
Prince George's County, MD, (Greater
Southeast Healthcare System), 6.375%,
1/1/13(1)                                          875             393,750
Prince George's County, MD, (Greater
Southeast Healthcare System), 6.375%,
1/1/23(1)                                        5,900           2,655,000
San Gorgonio, CA, (Memorial Health Care
District), 5.75%, 5/1/20                         1,785           1,671,974
Tomball Hospital Authority, (Tomball
Regional Hospital), 6.00%, 7/1/29                2,250           2,219,085
Wells County, IN, (Caylor-Nickel Medical
Center), 8.75%, 4/15/12                          1,500           1,681,665
--------------------------------------------------------------------------
                                                             $  46,416,582
--------------------------------------------------------------------------
Housing -- 8.7%
--------------------------------------------------------------------------
Atlanta, GA, Urban Residential Finance
Authority, (John Hope), 7.25%, 6/1/07          $ 1,680       $   1,669,886
Colorado HFA, Single Family Housing,
(AMT), 7.65%, 12/1/25                            2,945           3,218,502
Cuyahoga County, OH, (Rolling Hills
Apartment), (AMT), 8.00%, 1/1/28                 2,415           2,424,877
Florence, KY, Housing Facilities, (Blue
Grass Housing), 7.625%, 5/1/27                   2,430           2,881,640

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------
Lake Creek, CO, Affordable Housing
Corp., Multifamily, 7.00%, 12/1/23             $ 1,000       $     984,950
Lucas County, OH, (Country Creek),
(AMT), 8.00%, 7/1/26                             3,715           3,650,210
Maricopa County, AZ, IDA, (National
Health Facilities II), 6.375%, 1/1/19            4,360           4,304,802
Maricopa County, AZ, IDA, (National
Health Facilities II), 6.625%, 7/1/33            1,500           1,476,990
Maricopa County, AZ, IDA, (National
Health Facilities), 8.00%, 1/1/34                2,400           2,351,736
Minneapolis, MN, Community Development
Agency, Multifamily Housing, (Lindsay
Brothers), 6.60%, 12/1/18                        1,725           1,725,000
North Little Rock, AR, Residential
Housing Facilities, (Parkstone Place),
9.75%, 8/1/21                                    4,625           5,216,584
Oregon Health Authority, (Trillium
Affordable Housing), 6.75%, 8/15/29              3,400           3,310,818
Oregon Health Authority, (Trillium
Affordable Housing), (AMT), 6.75%,
2/15/29                                          1,500           1,460,655
--------------------------------------------------------------------------
                                                             $  34,676,650
--------------------------------------------------------------------------
Industrial Development Revenue -- 17.9%
--------------------------------------------------------------------------
ABIA Development Corp., (Austin
Cargoport Development, L.L.C.), (AMT),
9.25%, 10/1/21                                 $ 2,815       $   3,128,507
Camden County, NJ, (Holt Hauling),
(AMT), 9.875%, 1/1/21                            2,000           2,401,040
Carbon County, UT, (Laidlaw
Environmental Services, Inc.), (AMT),
7.45%, 7/1/17                                    3,900           4,178,967
Charleston County, SC, IDA, (Zeigler
Coal Holding), 6.95%, 8/10/28                    4,000           3,996,880
Clark County, NV, (Nevada Power),
(RITES), (AMT), Variable Rate,
10/1/30(2)                                       5,000           4,897,900
Florence County, SC, (Stone Container
Co.), 7.375%, 2/1/07                             1,570           1,648,767
Hancock County, KY, (Southwire Co.),
(AMT), 7.75%, 7/1/26                             2,700           2,843,235
Iowa Finance Authority, (Southbridge
Mall), 6.375%, 12/1/13                           3,715           3,695,645
Kansas City, MO, IDA, (Airline Cargo
Facilities), (AMT), 8.50%, 1/1/17                3,960           4,365,306
Kimball, NE, EDA, (Clean Harbors, Inc.),
10.75%, 9/1/26                                   3,000           3,216,930
Michigan Strategic Fund, (Crown Paper),
(AMT), 6.50%, 8/1/21                             1,700           1,464,839
Michigan Strategic Fund, (S.D. Warren
Co.), (AMT), 7.375%, 1/15/22                     3,500           3,785,495

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------
Morgantown, KY, (IMCO Recycling, Inc).,
7.45%, 5/1/22                                  $ 3,400       $   3,517,708
New Albany, IN, IDA, (K-Mart Co.),
7.40%, 6/1/06                                    1,095           1,152,838
New Hampshire Business Finance
Authority, (Crown Paper Co.), (AMT),
7.875%, 7/1/26                                   2,750           2,610,575
New Hampshire, IDA, (Public Service Co.
of NH), (AMT), 7.65%, 5/1/21                     3,420           3,573,182
New Jersey EDA, (Holt Hauling), 8.95%,
12/15/18                                           500             542,240
New Jersey EDA, (Holt Hauling), (AMT),
7.90%, 3/1/27                                    4,000           4,406,520
Ohio Solid Waste Revenue, (Republic
Engineered Steels, Inc.), (AMT), 9.00%,
6/1/21                                           4,000           4,302,360
Perry County, KY, (TJ International,
Inc.), (AMT), 6.55%, 4/15/27                     2,000           2,103,420
Philadelphia, PA, IDA, (Refrigerated
Enterprises), (AMT), 9.05%, 12/1/19                500             548,260
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.95%, 4/1/25(4)                   3,345           2,893,425
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.90%, 4/1/24(4)                   3,500           3,027,500
Skowhegan, ME, (S.D. Warren Co.), (AMT),
6.65%, 10/15/15                                  3,000           3,113,040
--------------------------------------------------------------------------
                                                             $  71,414,579
--------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
--------------------------------------------------------------------------
San Mateo County, CA, Joint Powers
Financing Authority, Residual
Certificates, (FSA), Variable Rate,
7/15/29(2)(3)                                  $ 1,500       $   1,295,430
--------------------------------------------------------------------------
                                                             $   1,295,430
--------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.5%
--------------------------------------------------------------------------
Hancock, MI HFA, (Portage Health),
(MBIA), 5.45%, 8/1/47                          $ 2,200       $   2,202,310
--------------------------------------------------------------------------
                                                             $   2,202,310
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.5%
--------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil
Franchise, (AMBAC), Variable Rate,
12/1/27(2)(3)                                  $ 2,500       $   1,928,500
--------------------------------------------------------------------------
                                                             $   1,928,500
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%
--------------------------------------------------------------------------
Hardeman County, TN, (Correctional
Facilities Corp.), 7.75%, 8/1/17               $ 4,000       $   4,365,320
--------------------------------------------------------------------------
                                                             $   4,365,320
--------------------------------------------------------------------------
Miscellaneous -- 8.2%
--------------------------------------------------------------------------
Atlanta, GA, Downtown Development
Authority, (Central Atlanta Hospitality
Childcare, Inc.), 8.00%, 1/1/26                $ 3,760       $   4,091,406
Colorado River Indian Tribe, 6.25%,
8/1/04                                           3,000           2,985,030
Pittsfield Township, MI, (Arbor
Hospice), 8.125%, 8/15/17                        1,350           1,398,101
Santa Fe, NM, (1st Interstate Plaza),
8.00%, 7/1/13                                    3,201           3,405,513
Santa Fe, NM, (Crow Hobbs), 8.50%,
9/1/16                                           3,300           3,581,226
Tax Exempt Securities Trust, 8.50%,
12/1/36(3)                                       2,360           2,537,460
Tax Exempt Securities Trust, 8.81%,
12/1/36(3)                                       1,982           2,209,008
Tax Exempt Securities Trust, 7.00%,
12/1/36                                          1,318           1,430,547
Tax Exempt Securities Trust, 8.70%,
12/1/36                                            991           1,096,418
Tax Exempt Securities Trust, 7.00%,
12/1/36                                          1,090           1,183,159
Tax Exempt Securities Trust, 8.875%,
12/1/36                                            595             663,963
Tax Exempt Securities Trust, 6.75%,
12/1/36(3)                                       2,557           2,729,310
Tax Exempt Securities Trust, 8.375%,
12/1/36(3)                                         852             926,191
Tax Exempt Securities Trust, 7.75%,
12/1/36                                          2,378           2,454,112
Tax Exempt Securities Trust, 7.90%,
12/1/36                                          2,000           2,074,260
--------------------------------------------------------------------------
                                                             $  32,765,704
--------------------------------------------------------------------------
Nursing Home -- 6.4%
--------------------------------------------------------------------------
Clovis, NM, IDR, (Retirement Ranches,
Inc.), 7.75%, 4/1/19                           $ 3,410       $   3,643,619
Colorado HFA, Residential Care
Facilities, (Volunteers of America),
6.00%, 7/1/29                                    1,100           1,027,796
Kansas City, MO, IDA, (Beverly
Enterprises), 8.00%, 12/1/02                     2,175           2,287,078
Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                   2,500           2,739,350
Minneapolis, MN, (Walker Methodist
Senior Services), 6.00%, 11/15/28                3,200           3,131,872
Mississippi Business Finance Corp.,
(Magnolia Healthcare), 7.99%, 7/1/25             1,200           1,263,504

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Nursing Home (continued)
--------------------------------------------------------------------------
Tarrant County, TX, Health Facilities,
(3927 Foundation), 10.25%, 9/1/19              $ 7,500       $   7,738,875
Westmoreland, PA, (Highland Health
Systems, Inc.), 9.25%, 6/1/22                    3,415           3,766,335
--------------------------------------------------------------------------
                                                             $  25,598,429
--------------------------------------------------------------------------
Pooled Loans -- 2.4%
--------------------------------------------------------------------------
Charter Mac Tax Exempt Preferred Shares,
(AMT), 6.625%, 6/30/09                         $ 4,000       $   4,004,200
Muni Mae Tax Exempt Preferred Shares,
(AMT), Variable Rate, 6/30/09(3)                 5,000           5,056,000
Tax Exempt Securities Trust, Community
Health Provider, Pooled Loan Program,
8.25%, 12/1/36                                     375             398,123
--------------------------------------------------------------------------
                                                             $   9,458,323
--------------------------------------------------------------------------
Senior Living / Life Care -- 10.4%
--------------------------------------------------------------------------
Albuquerque, NM, Retirement Facilities,
(La Vida Liena Retirement Center),
6.60%, 12/15/28                                $ 8,000       $   7,650,400
Colorado HFA, Revenue Refunding and
Improvement, (Volunteers of America),
5.75%, 7/1/20                                    2,300           2,176,904
Colorado HFA, Revenue Refunding and
Improvement, (Volunteers of America),
5.875%, 7/1/28                                   3,600           3,395,052
Delaware County, PA, (White Horse
Village), 7.30%, 7/1/14                          3,500           3,687,005
Grove City, PA, Area Hospital Health
Facilities Authority, (Grove Manor),
6.625%, 8/15/29                                  2,000           1,920,820
Kansas City, MO, IDA, (Kingswood United
Methodist Manor), 5.875%, 11/15/29               7,500           6,965,775
Louisiana HFA, (HCC Assisted Living
Group 1), (AMT), 9.00%, 3/1/25                   3,545           3,889,999
Massachusetts IFA, (Forge Hill), (AMT),
6.75%, 4/1/30                                    5,355           4,928,528
North Miami, FL, Health Care Facilities,
(Imperial Club), 8.00%, 1/1/33                   5,240           5,080,914
Ohio HFA, Retirement Rental Housing,
(Encore Retirement Partners), 6.75%,
3/1/19                                           2,000           1,892,100
--------------------------------------------------------------------------
                                                             $  41,587,497
--------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------
Brentwood, CA, Infrastructure Financing
Authority, 5.60%, 9/2/19                       $ 1,700       $   1,623,024
Cottonwood, CO, Water and Sanitation
District, 7.75%, 12/1/20                         3,800           4,007,860

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Special Tax Revenue (continued)
--------------------------------------------------------------------------
Dulles, VA, Community Development
Authority, (Dulles Town Center), 6.25%,
3/1/26                                         $ 1,500       $   1,506,810
Frederick County, MD, Urbana Community
Development Authority, 6.625%, 7/1/25            4,250           4,234,063
Lincoln, CA, Public Finance Authority,
(Twelve Bridges), 6.20%, 9/2/25                  5,250           5,182,800
--------------------------------------------------------------------------
                                                             $  16,554,557
--------------------------------------------------------------------------
Transportation -- 4.5%
--------------------------------------------------------------------------
Eagle County, CO, (Airport Terminal),
(AMT), 7.50%, 5/1/21                           $   500       $     531,755
New Jersey Transportation Authority,
Variable Rate, 6/15/17(2)(3)                     5,000           4,683,700
Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                 5,250           5,892,075
Triborough Bridge and Tunnel Authority,
NY, 5.20%, 1/1/22                                7,000           6,717,900
--------------------------------------------------------------------------
                                                             $  17,825,430
--------------------------------------------------------------------------
Water and Sewer -- 0.6%
--------------------------------------------------------------------------
Metropolitan Water District, Southern
California Waterworks, 0.00%, 7/1/27           $ 3,000       $   2,373,420
--------------------------------------------------------------------------
                                                             $   2,373,420
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $399,417,902)                            $ 399,808,470
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At July 31, 1999, the concentration of the Portfolio's investments in various states determined as a percentage of total investments individually represent less than 10% in each state.
(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999
Assets
---------------------------------------------------------------------------
Investments, at value (identified cost, $399,417,902)         $ 399,808,470
Receivable for investments sold                                     465,142
Interest receivable                                               7,324,534
Deferred organization expenses                                          694
---------------------------------------------------------------------------
TOTAL ASSETS                                                  $ 407,598,840
---------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------
Due to bank                                                   $      18,254
Other accrued expenses                                               20,620
---------------------------------------------------------------------------
TOTAL LIABILITIES                                             $      38,874
---------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $ 407,559,966
---------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $ 407,169,398
Net unrealized appreciation (computed on the basis of
   identified cost)                                                 390,568
---------------------------------------------------------------------------
TOTAL                                                         $ 407,559,966
---------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 1999
Investment Income
---------------------------------------------------------------------------
Interest                                                      $  13,601,142
---------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       $  13,601,142
---------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------
Investment adviser fee                                        $   1,183,688
Trustees fees and expenses                                           15,363
Custodian fee                                                        87,464
Legal and accounting services                                        37,562
Amortization of organization expenses                                   730
Miscellaneous                                                        30,450
---------------------------------------------------------------------------
TOTAL EXPENSES                                                $   1,355,257
---------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                 $      29,954
---------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                      $      29,954
---------------------------------------------------------------------------

NET EXPENSES                                                  $   1,325,303
---------------------------------------------------------------------------

NET INVESTMENT INCOME                                         $  12,275,839
---------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
---------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)            $     794,825
   Financial futures contracts                                      (59,828)
---------------------------------------------------------------------------
NET REALIZED GAIN                                             $     734,997
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                        $ (19,537,257)
---------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $ (19,537,257)
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                              $ (18,802,260)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (6,526,421)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JULY 31, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         JANUARY 31, 1999
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $   12,275,839      $   20,697,182
   Net realized gain                                734,997           2,027,824
   Net change in unrealized
      appreciation (depreciation)               (19,537,257)         (7,608,338)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (6,526,421)     $   15,116,668
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   68,977,712      $  141,274,518
   Withdrawals                                  (45,800,289)        (68,691,387)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $   23,177,423      $   72,583,131
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   16,651,002      $   87,699,799
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $  390,908,964      $  303,209,165
-------------------------------------------------------------------------------
AT END OF PERIOD                             $  407,559,966      $  390,908,964
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED               YEAR ENDED JANUARY 31,
                                          JULY 31, 1999       --------------------------------------------
                                          (UNAUDITED)           1999        1998        1997      1996(1)
----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------
Net expenses                                       0.67%(2)       0.67%       0.68%       0.34%      0.06%(2)
Net expenses after custodian fee
   reduction                                       0.66%(2)       0.66%       0.66%       0.30%      0.06%(2)
Net investment income                              6.09%(2)       5.88%       6.43%       6.96%      6.95%(2)
Portfolio Turnover                                   20%            25%          8%         41%        32%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                    $407,560       $390,909    $303,209    $180,700    $72,077
----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                                                  0.71%      0.71%(2)
Expenses after custodian fee reduction                                                    0.67%      0.71%(2)
Net investment income                                                                     6.59%      6.30%(2)
----------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 7, 1995, to January 31, 1996.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1999, the fee was equivalent to 0.59% (annualized) of the Portfolio's average net assets for such period and amounted to $1,183,688. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $109,717,532 and $81,058,604, respectively, for the six months ended July 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 399,417,902
-------------------------------------------------------
Gross unrealized appreciation                16,835,293
Gross unrealized depreciation               (16,444,725)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $     390,568
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1999, the Portfolio had no balance outstanding pursuant to the line of credit.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1999, the Portfolio had no open futures contracts.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 1999

MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

 INVESTMENT ADVISER OF
 HIGH YIELD MUNICIPALS PORTFOLIO
 BOSTON MANAGEMENT AND RESEARCH
 The Eaton Vance Building
 255 State Street
 Boston, MA 02109



 ADMINISTRATOR OF
 EATON VANCE HIGH YIELD MUNICIPALS FUND
 EATON VANCE MANAGEMENT
 The Eaton Vance Building
 255 State Street
 Boston, MA 02109



 PRINCIPAL UNDERWRITER
 EATON VANCE DISTRIBUTORS, INC.
 The Eaton Vance Building
 255 State Street
 Boston, MA 02109
 (617) 482-8260



 CUSTODIAN
 INVESTORS BANK & TRUST COMPANY
 200 Clarendon Street
 Boston, MA 02116



 TRANSFER AGENT
 FIRST DATA INVESTOR SERVICES GROUP
 Attention:  Eaton Vance Funds
 P.O. Box 5123
 Westborough, MA 01581-5123






 EATON VANCE HIGH YIELD MUNICIPALS FUND
 THE EATON VANCE BUILDING
 255 STATE STREET
 BOSTON, MA 02109

-------------------------------------------------------------------------------
 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
4-2643-9/99                                                          HYSRC-9/99